Financial instruments and financial risk management - Financial liabilities (Details)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Financial instruments and financial risk management
Financial assets		$ 260,765,054		$ 129,754,140
Financial liabilities		16,596,594		22,436,967
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets	$ 260,365,630		$ 129,450,676
Restricted cash
Financial instruments and financial risk management
Financial assets		144,643		143,800
Receivables
Financial instruments and financial risk management
Financial assets		254,781		159,664
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities		2,892,345		3,461,339
Non-derivative financial liabilities | Lease liabilities
Financial instruments and financial risk management
Financial liabilities		2,012,490		1,075,773
Derivative financial liabilities | Derivative liability
Financial instruments and financial risk management
Financial liabilities		$ 11,691,759		$ 17,899,855